Convertible Note Liability - Schedule of Using the Black-Scholes Pricing Model (Details)	Aug. 20, 2024	Mar. 31, 2024
Share price [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input	312.62	681.44
Convertible note, measurement input	312.62	681.44
Expected dividend yield [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input
Convertible note, measurement input
Exercise price [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input	298.88
Convertible note, measurement input	298.88
Risk free annual [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input	3.93	4.43
Convertible note, measurement input	3.93	4.43
Expected life [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input	2
Convertible note, measurement input	2
Volatility daily [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input	17.7	6.3
Convertible note, measurement input	17.7	6.3
Expiry date [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input	August 20, 2026
Note principal amount [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input		3,125,000
Convertible note, measurement input		3,125,000
Prepayment amount [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input		130
Convertible note, measurement input		130
Discount rate shares [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input		4.43
Convertible note, measurement input		4.43
Discount rate cash [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input		20.83
Convertible note, measurement input		20.83
Volatility annual [Member]
Schedule of Fair Value of Convertible Notes Estimated Using Combined Discounted Cash Flow Approach [Line Items]
Warrants, measurement input		100
Convertible note, measurement input		100